Short-term Borrowings	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Short-term Borrowings
9.
Short-term borrowings

In 2020, the Group entered into credit facility agreements with several Chinese commercial banks and drawn-down RMB610,683 at the weighted average interest rate of 6.26% per annum. In 2021, the Group drawn-down RMB197,000 at the weighted average interest rate of 5.09% per annum and repaid the short-term bank borrowings in the amount of RMB373,292. In 2022, the Group drawn-down RMB185,983 at the weighted average interest rate of 4.60% per annum and repaid the short-term bank borrowings in the amount of RMB112,000. As of December 31, 2021 and 2022, the remaining balance of these loan agreements was RMB50,000 and RMB123,983, respectively.

As of December 31, 2021 and 2022, the Group had unused one-year revolving credit facilities with several Chinese commercial banks to borrow up to RMB150,000 and RMB286,017, respectively for working capital needs.

In 2020 and 2021, the Group entered into several RMB denominated one-year loan agreements with several Chinese commercial banks for RMB153,000 at the weighted average interest rate of 5.29% per annum and RMB56,700 at the weighted average interest rate of 5.09% per annum, respectively. The Group repaid amount of RMB70,000, RMB155,450 and RMB14,250 during the year 2020, 2021 and 2022, respectively. As of December 31, 2021 and 2022, the remaining balance of these loan agreements was RMB14,250 and nil, respectively.

In December 2020, the Group entered into a US$ denominated two-year loan agreement with an independent third party for US$10,000 at the interest rate of 9.00% per annum. The Group repaid amount of RMB2,719, RMB32,230 RMB30,270 equivalent to US$417, US$5,000 and US$4,583 for the years ended December 2020, 2021 and 2022, respectively. As of December 31, 2022, the loan was fully repaid.

As of December 31, 2021 and 2022, the Group has short-term borrowings balance of RMB94,999 and RMB123,983 at weighted average interest rate of 6.08% and 4.54% per annum, respectively.

The Group is subject to certain financial covenants under its credit facilities agreements and the Group was in compliance with all of its debt covenants as of December 31, 2021 and 2022.